Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, nonrecurring basis) (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale		$ 384,973,906	$ 362,059,429
Impaired financing receivable, related allowance		0	14,289	$ 81,600
Liabilities, Fair Value Disclosure, Nonrecurring		0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		12,609,927
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		3,051,950
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		9,557,977
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		3,051,950
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		0
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		3,051,950
Mortgage Loans Held For Sale | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		0
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance		0	$ 14,289
Assets, Fair Value Disclosure, Nonrecurring	[1]	8,442,306
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	[1]	0
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	[1]	0
Collateral Dependent Impaired Loans (1) | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	[1]	8,442,306
Foreclosed Assets | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		1,115,671
Foreclosed Assets | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		0
Foreclosed Assets | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 0

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmViYmM3ODEyMThlMDQyNzNiODRmYjU1ZjQ1OTM5MjE1fFRleHRTZWxlY3Rpb246RERFRUI4MDg2NzAzNjM4MzZBNzcxQjJDREY5M0Y4MzcM}